Debt Obligations, Accounts Receivable Securitization Facility and Shelf Registration Statements (Details) - Targa Resources Partners LP [Member] $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Subsidiary	Apr. 30, 2015 USD ($)	Jul. 31, 2013 USD ($)
Accounts Receivable Securitization Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 225.0
Number of consolidated subsidiaries selling or contributing receivables under Securitization Facility | Subsidiary	3
Funding under securitization facility	$ 219.3
July 2013 Shelf [Member]
Debt Instrument [Line Items]
Aggregate amount of debt or equity securities allowed under shelf agreement			$ 800.0
April 2015 Shelf [Member]
Debt Instrument [Line Items]
Aggregate amount of debt or equity securities allowed under shelf agreement		$ 1,000.0